Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (8,450)		¥ (7,768)
Intangible assets, net	723	$ 99	975
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	8,393		7,963
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780		¥ 780